PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property plant and equipment	$ 11,283,397	$ 11,503,625	$ 2,694,848
Less: Accumulated depreciation	(1,229,411)	(1,048,126)	(877,823)
Total	10,053,986	10,455,499	1,817,025
Land [Member]
Property plant and equipment	3,438,343	3,551,020	0
Computers and software [Member]
Property plant and equipment	195,302	168,173	138,783
Vehicles [Member]
Property plant and equipment	274,487	285,388	107,976
Leasehold Improvements [Member]
Property plant and equipment	3,524	3,639	502,882
Furniture, fixtures and equipment [Member]
Property plant and equipment	2,697,076	2,707,442	1,945,207
Building And Improvements [Member]
Property plant and equipment	$ 4,674,665	$ 4,787,963	$ 0